Charges Related to Business Realignment (Tables)	12 Months Ended
Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
Business realignment charges by business segment are as follows:

	2015	2014	2013
Diversified Industrial	$30,882	$101,524	$12,234
Aerospace Systems	967	925	—
Work force reductions by business segment are as follows:

	2015	2014	2013
Diversified Industrial	668	1,581	725
Aerospace Systems	21	44	—
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2015	2014	2013
Cost of sales	$19,419	$63,575	$8,354
Selling, general and administrative expenses	12,888	38,874	3,880
Loss (gain) on disposal of assets	2,399	1,331	1,918